SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 17      SUBSEQUENT EVENT

The Company has evaluated subsequent events through the issuance of the unaudited condensed consolidated financial statements and except for the event discloses blow, no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.